UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21289

Birmiwal Investment Trust

(Exact name of registrant as specified in charter)

5270 Highland Drive, Bellevue, WA                    98006

 (Address of principal executive offices)        (Zip code)

Kailash Birmiwal

5270 Highland Drive, Bellevue, WA 98006

(Name and address of agent for service)

Registrant's telephone number, including area code: (425) 957-9436

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Birmiwal Oasis Fund

For Investors Seeking Capital Appreciation

Semi-Annual Report

September 30, 2003

www.birmiwal.com

1-800-417-5525

Birmiwal Oasis Fund

Semi-Annual Report

September 30, 2003

Dear Fellow Shareholders:

Welcome! The Birmiwal Oasis Fund started on April 1st of this year. With the perception that geopolitical events are behind us and in anticipation of the economic recovery, April 2003 began with a reversal of the previously declining returns for the equity markets. For the first six months of operation (April 1, 2003 - September 30, 2003), the performance of the Fund and of the benchmark S&P 500 index were:

                             Birmiwal Oasis Fund      65.45%

                             S&P 500 index                18.44%

Some factors contributing to the Fund's performance relative to the S&P 500 index were the Fund's increased emphasis in the technology sector, in particular, semiconductors; individual stock picks; and readjustment of the Fund's portfolio.

Birmiwal Investment Trust will continue to strive for the highest ethical standards. We will always work for the shareholder's interests, me being a major shareholder with strong interest in the Fund's performance.

We thank you for your confidence and trust.

Sincerely,

Kailash Birmiwal, Ph.D.

For more complete information on the Fund, obtain a prospectus from the transfer agent at 1-800-417-5525 and read it carefully before investing. The principal value and investment returns of an investment will fluctuate so that shares when redeemed may be worth more or less than the original cost.

2003 Semi-Annual Report 1

BIRMIWAL OASIS FUND

PERFORMANCE INFORMATION

Total returns for the six month period ended September 30, 2003

   Cumulative(A)

Birmiwal Oasis Fund                                            65.45%

S&P 500(B)                                                             18.44%

(A)Cumulative return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions (not annualized).

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2003 Semi-Annual Report  2

Birmiwal Oasis Fund

			Schedule of Investments
			September 30, 2003 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Crude Petroleum & Natural Gas
10,000	Dynegy, Inc. *	$ 36,000	0.77%

Electric Services
15,000	Calpine Corp. *	73,350	1.57%

Electromedical & Electrotherapy
8,000	CTI Molecular Imaging *	118,160	2.53%

Electronic Components, NEC
5,000	NAM TAI Electronics, Inc.	135,650	2.90%

Electronic Computers
20,000	Sun Microsystems *	66,200	1.42%

Electronic Connectors
3,000	Tyco International LTD.	61,290	1.31%

Metal Forgings & Stampings
20,300	Tower Auto *	91,350	1.95%

Miscellaneous Electrical Machines
7,000	FuelCell Energy *	81,900	1.75%

Miscellaneous Fabricated Metal
5,000	Shaw Group *	52,550	1.12%

Motors & Generators
10,000	Alstrom S.A *	29,700	0.64%

Natural Gas Distribution
5,000	Semco Energy, Inc.	23,000	0.49%

Patent Owners & Lessors
2,000	4 Kids Entertainment *	42,200
3,000	Interdigital Communications *	45,090
		87,290	1.87%

Pharmaceutical Preparations
5,000	Elan Corp. *	26,450
5,000	King Pharmaceuticals *	75,750
14,000	Neurochem Inc. *	168,980
5,000	QLT, Inc. *	79,950
		351,130	7.51%

Printed Circuit Boards
10,000	Sanmina Corp. *	96,600
10,400	Solectron Corp. *	60,840
		157,440	3.37%

Radio & TV Broadcasting & Communications
2,000	Ericsson LM Telephone Co. *	29,400
40,000	Glenayre Tech *	88,400
		117,800	2.52%

Semiconductors & Related Devices
5,000	Advanced Micro Devices, Inc. *	55,550
15,000	Atmel Corp. *	60,300
8,000	AU Optitonics	102,080
15,000	Mips Technology Class A *	61,500
3,000	NVE Corp. *	102,420
20,000	RF Micro Devices *	184,800
10,800	Taiwan Semiconductor *	116,964
		683,614	14.62%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  3

Birmiwal Oasis Fund

			Schedule of Investments
			September 30, 2003 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Services-Business Services, NE
50,000	Easylink Services Corp. *	$ 81,500
5,000	Sotheby's Holdings, Inc. *	54,100
		135,600	2.90%

Services Commercial Physical
13,650	Crucell NV ADR *	55,692	1.19%

Services-Computer Programming
5,060	RealNetworks, Inc. *	32,789	0.70%

Services-Computer Programming, Data Processing Etc.
18,000	Systems & Computer Technology Corp. *	187,920	4.02%

Services-General Medical & Surgical Hospitals, NEC
5,000	Medcath Corp. *	51,700
7,000	Tenet Healthcare *	101,360
		153,060	3.27%

Services-Health Services
13,000	Orthodontic Center *	102,440	2.19%

Services-Prepackaged Software
5,000	Caldera International, Inc. *	69,150
2,000	Checkpoint Software *	33,680
20,000	Interwoven, Inc. *	53,800
80,000	On2 Technologies, Inc. *	174,400
40,000	Openwave Systems *	168,400
18,000	Smith Micro Software *	68,220
25,000	Vignette Corp. *	57,500
		625,150	13.37%

Special Industry Machinery, NE
15,000	Electroglas, Inc. *	30,150	0.64%

Telephone & Telegraph Apparatus
31,000	Applied Innovation, Inc. *	199,950
40,000	Lucent Technologies *	86,400
35,000	Qiao Xing Universal Telephone, Inc. *	298,200
		584,550	12.50%

Telephone Communications
3,000	American Telephone & Telegraph	64,650
11,200	EON Communications *	32,480
		97,130	2.08%

Wholesale-Misc Durable Goods
9,000	Action Performance	219,960	4.70%

Total for Common Stock		4,390,865	93.90%

Cash and Equivalents
151,171	First American Treasury Obligation Fund Cl S .95% **	151,171	3.23%

	Total Investments	4,542,036	97.13%
	(Identified Cost - $4,157,265)

	Liabilities in excess of Other Assets	134,072	2.87%

	Net Assets	$ 4,676,108	100.00%

*Non-Income Producing Securities.

**Variable rate security; the coupon rate shown

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  4

Birmiwal Oasis Fund

Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 4,542,036
(Identified Cost - $4,157,265)
Cash	-
Receivables:
Receivable for Securities Sold	256,859
Receivable from Advisor	5,703
Dividends and Interest	2,702
Total Assets	4,807,300
Liabilities
Advisory Fees Payable	11,814
Payable For Securities Purchased	119,378
Total Liabilities	131,192
Net Assets	$ 4,676,108
Net Assets Consist of:
Capital Paid In	3,546,839
Accumulated Undistributed Net Investment Income (Loss)	(16,084)
Realized Gain (Loss) on Investments - Net	760,582
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	384,771
Net Assets, for 141,317 Shares Outstanding	$ 4,676,108

Net Asset Value and Redemption Price
Per Share ($4,676,108/141,317 shares)	$ 33.09

Statement of Operations
For the period ended September 30, 2003 (Unaudited)

Investment Income:
Dividends	$ 4,290
Interest	577
Total Investment Income	4,867
Expenses: (Note 2)
Management Fees	40,505
Total Expenses	40,505
Less: Advisory fees waived	(19,554)
Net Expenses	20,951

Net Investment Loss	(16,084)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	760,582
Unrealized Appreciation (Depreciation) on Investments	384,771
Net Realized and Unrealized Gain (Loss) on Investments	1,145,353

Net Increase (Decrease) in Net Assets from Operations	$ 1,129,269

The Fund commenced operation on April 1, 2003.

The accompanying notes are an integral part of the

Financial statements.

2003 Semi-Annual Report  5

Birmiwal Oasis Fund

Statement of Changes in Net Assets (Unaudited)
	4/1/2003 **
	to
	9/30/2003
From Operations:
Net Investment Loss	$ (16,084)
Net Realized Gain (Loss) on Investments	760,582
Net Unrealized Appreciation (Depreciation)	384,771
Increase (Decrease) in Net Assets from Operations	1,129,269
From Capital Share Transactions:
Proceeds From Sale of Shares	3,446,839
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase (Decrease) from Shareholder Activity	3,446,839

Net Increase (Decrease) in Net Assets	4,576,108

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 4,676,108

Share Transactions:
Issued	136,317
Reinvested	-
Redeemed	-
Net increase (decrease) in shares	136,317
Shares outstanding beginning of period	5,000
Shares outstanding end of period	141,317

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2003 **
	to
	9/30/2003
Net Asset Value -
Beginning of Period	$ 20.00
Net Investment Income/(Loss)	(0.17)
Net Gains or Losses on Securities
(realized and unrealized)	13.26
Total from Investment Operations	13.09
Net Asset Value -
End of Period	$ 33.09
Total Return	65.45%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	4,676

Before Reimbursements
Ratio of Expenses to Average Net Assets	2.87%	*
Ratio of Net Income to Average Net Assets	-2.53%	*

After Reimbursements
Ratio of Expenses to Average Net Assets	1.49%	*
Ratio of Net Income to Average Net Assets	-1.14%	*
Portfolio Turnover Rate	785.14%	*

* Annualized
** commencement of operations.

The Fund commenced operation on April 1, 2003.

The accompanying notes are an integral part of the

Financial statements.

2003 Semi-Annual Report  6

Notes to Financial Statements (unaudited)

Birmiwal Oasis Fund

September 30, 2003

1.)

SIGNIFICANT ACCOUNTING POLICIES

Birmiwal Oasis Fund (the "Fund") is a non-diversified series of the Birmiwal Investment Trust (the "Trust"), a management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  Birmiwal Asset Management, Inc. is the adviser to the Fund (the "Adviser").  The Fund's primary investment objective is to seek capital appreciation.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SECURITY TRANSACTION TIMING: Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2003 Semi-Annual Report  7

Notes to the Financial Statements - continued (uanaudited)

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Birmiwal Asset Management, Inc.  (the "Adviser").  For its services, the Adviser receives an annual investment management fee from the Fund of 2.90% of the average daily net assets of the Fund.  As a result of the above calculation, for the period since inception on April 1, 2003 thru September 30, 2003, the Adviser received management fees totaling $40,505.

Birmiwal Asset Management, Inc. pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (i) interest and (ii) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses and has agreed to waive management fees and reimburse expenses to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of its average daily net assets for the first 12 months of operation.  For the six month period ended September 30, 2003 the Adviser reimbursed expenses of $19,554.  After the initial 12 months, the Fund pays a variable performance-based management fee.

3.) RELATED PARTY TRANSACTIONS

Kailash Birmiwal, Ph. D. is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management  fees paid to the Adviser by the Fund.

4.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2003 was $3,546,839 representing 141,317 shares outstanding.

5.)

PURCHASES AND SALES OF SECURITIES

For the period of April 1, 2003 to the period ended September 30, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $14,812,039 and $11,515,473, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at September 30, 2003 was $4,157,265. At September 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

  $537,197                                ($152,426)                                  $384,771

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2003, Kailash Birmiwal, Ph. D. held, in aggregate, more than 92% of the Birmiwal Oasis Fund.

2003 Semi-Annual Report  8

Notes to the Financial Statements - continued (unaudited)

8.) DISTRIBUTIONS

There were no distributions paid from inception through September 30, 2003.

2003 Semi-Annual Report  9

Board of Trustees

Kailash Birmiwal, Ph. D.

Rajendra K. Bordia, Ph. D.

Hemant K. Gupta, Ph. D.

Veera S. Karukonda

Bal K. Sharma, Dr.

Investment Adviser

Birmiwal Asset Management, Inc.

5270 Highland Drive

Bellevue, WA 98006

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Birmiwal Oasis Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Birmiwal Investment Trust

By /s/ Kailash Birmiwal

     Kailash Birmiwal

     President

Date 12 / 3 / 03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kailash Birmiwal

     Kailash Birmiwal

     President

Date 12 / 3 / 03

By /s/ Kailash Birmiwal

     Kailash Birmiwal

     Chief Financial Officer

Date 12 / 3 / 03